Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	20 years
Minimum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	20 years
Minimum [Member] | Operating machinery and equipment, including transfer devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	7 years
Minimum [Member] | Transportation equipment and vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	4 years
Minimum [Member] | Tools, furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	4 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	45 years
Maximum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	50 years
Maximum [Member] | Operating machinery and equipment, including transfer devices [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	30 years
Maximum [Member] | Transportation equipment and vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	15 years
Maximum [Member] | Tools, furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful economic lives	8 years